INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets Net
SCHEDULE OF INTANGIBLE ASSETS

	Timber concession and cutting rights	Others	Total
	USD	USD	USD
Cost:
At January 1, 2024, December 31, 2024 and January 1, 2025	25,939,922	58,226	25,998,148
Disposal of subsidiaries	(25,939,922)	(58,226)	(25,998,148)
At December 31, 2025	-	-	-

Accumulated amortization:
At January 1, 2024	(5,451,285)	(29,924)	(5,481,209)
Charge for the year	(948,112)	(6,486)	(954,598)
Exchange difference	-	(160)	(160)
At December 31, 2024 and January 1, 2025	(6,399,397)	(36,570)	(6,435,967)
Charge for the year	(381,029)	(4,297)	(385,326)
Disposal of subsidiaries	6,780,426	40,867	6,821,293
At December 31, 2025	-	-	-

Accumulated impairment:
At January 1, 2024	-	-	-
Charge for the year	(3,643,422)	-	(3,643,422)
At December 31, 2024 and January 1, 2025	(3,643,422)	-	(3,643,422)
Charge for the year	(4,022,938)	-	(4,022,938)
Disposal of subsidiaries	7,666,360	-	7,666,360
At December 31, 2025	-	-	-

Net book value:
At December 31, 2024	15,897,103	21,656	15,918,759
At December 31, 2025	-	-	-